NOTES PAYABLE (Details Narrative) - USD ($)						12 Months Ended
	Aug. 04, 2022	Sep. 28, 2021	Jun. 24, 2020	Jun. 24, 2020	May 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 15, 2022
Short-Term Debt [Line Items]
Amortization of debt discount						$ 11,306
Investor [Member]
Short-Term Debt [Line Items]
Loan received	$ 250,000					170,000
Original issue discount	10.00%
Debt maturity rate	Feb. 15, 2023
Number of common shares issued	10,000
Unpaid principal amount and interest percentage	70.00%
Number of warrants to purchase	200,000
Investment	$ 200,000
Share price per share	$ 2.00
Warrants term	5 years
Debt instrument description	The Investor was granted registration rights for a registration statement in connection with a subsequent offering, subject to certain exceptions. If after sixty (60) days of this offering (i) a registration statement for the common stock underlying the Warrants has gone effective, and is still effective, (ii) the 20-day volume-weighted daily average price of the Company’s common stock exceeds $6 per share, (iii) the average daily trading volume is at least 500,000 shares during such 20-day period, and (iv) an event of default under the Note has not occurred, then the Company will have the option for thirty (30) days to elect to call the Investor’s unexercised Warrants at a price per Warrant equal to $0.10 per Warrant; provided that, the Company provides the Investor with written notice of its intent to redeem, and the Investor has thirty (30) days after receipt of notice to elect to exercise the Warrants.
Original issuance discount						170,000
Notes payable						5,694
Amortization of debt discount						$ 11,306
Headway Capital [Member]
Short-Term Debt [Line Items]
Fixed annual interest rate						3.33%
Line of credit								$ 60,600
Short term borrowings						$ 46,845
Economic Injury Disaster Loan [Member]
Short-Term Debt [Line Items]
Loan received		$ 314,700	$ 130,600	$ 130,700
Fixed annual interest rate		3.75%	3.75%	3.75%
Loan amount		$ 445,400
Monthly payment		$ 2,245.00
Payroll Protection Program [Member]
Short-Term Debt [Line Items]
Loan received					$ 22,532